UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment |X|; Amendment Number:
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamarack Capital Management, LLC
Address: 2333 State Street, Suite 102
         Carlsbad, CA  92008

13F File Number: 028-15086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Justin J. Ferayorni
Title:    Managing Member
Phone:    (760) 429-7252

Signature, Place, and Date of Signing:

/s/ Justin J. Ferayorni            Carlsbad, CA           Date January 16, 2013
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $224,323 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

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
                                                                    FORM 13F INFORMATION TABLE
                                  TITLE                    VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER           VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS     Sole      SHARED   NONE
--------------------------------  ------------  ---------  --------  -------- --- ---- ------- ------------ --------  ------  -----
ALKERMES PLC                      COMM          G01767105      4630    250000  SH         Sole              250,000
ATRICURE INC                      COMM          04963C209      5106    740000  SH         Sole              740,000
BRUKER BIOSCIENCES CORP           COMM          116794108      5714    375000  SH         Sole              375,000
CAREFUSION CORP                   COMM          14170T101     10003    350000  SH         Sole              350,000
COMPUTER PROGRAMS & SYSTEMS       COMM          205306103      5789    115000  SH         Sole              115,000
COVIDIEN PLC                      COMM          G2554F113      7506    130000  SH         Sole              130,000
DEXCOM INC                        COMM          252131107      9173    675000  SH         Sole              675,000
EXPRESS SCRIPTS HOLDING COMPANY   COMM          30219G108      2160     40000  SH         Sole               40,000
FLUIDIGM CORP                     COMM          34385P108      3902    272700  SH         Sole              272,700
GREATBATCH INC                    COMM          39153L106     10690    460000  SH         Sole              460,000
HAEMONETICS CORP/MASS             COMM          405024100     13314    326000  SH         Sole              326,000
HOLOGIC INC                       COMM          436440101     15008    750000  SH         Sole              750,000
JOHNSON & JOHNSON                 COMM          478160104     18577    265000  SH         Sole              265,000
LIFE TECHNOLOGIES CORPORATION     COMM          53217V109     10002    204000  SH         Sole              204,000
MCKESSON CORP                     COMM          58155Q103      6496     67000  SH         Sole               67,000
MEDASSETS INC                     COMM          584045108      6960    415000  SH         Sole              415,000
PACIRA PHARMACEUTICALS INC        COMM          695127100      6551    375000  SH         Sole              375,000
RTI BIOLOGICS INC                 COMM          74975N105      8049   1885000  SH         Sole            1,885,000
SOLTA MED INC                     COMM          83438K103      5073   1900000  SH         Sole            1,900,000
SPDR S&P 500 ETF TRUST            COMM          78462F103     42723    300000  SH PUT     Sole              300,000
SPECTRANETICS CORP                COMM          84760C107      5545    375400  SH         Sole              375,400
STRYKER CORP                      COMM          863667101      5482    100000  SH         Sole              100,000
TEVA PHARMACEUTICAL-SP ADR        ADRS          881624209      7468    200000  SH         Sole              200,000
VOCERA COMMUNICATIONS INC         COMM          92857F107      1318     52526  SH         Sole               52,526
VOLCANO CORP                      COMM          928645100      7083    300000  SH         Sole              300,000
